Advances to Suppliers, Net (Tables)	12 Months Ended
Dec. 31, 2024
Advances to Suppliers, Net [Abstract]
Schedule of Advances to Suppliers	Advances to suppliers consisted of the following:
	December 31,	December 31,
	2024	2023
Advances to suppliers	1,639,727	3,512,292
Provision for impairment	(1,539,867)	(3,508,411)
	$99,861	$3,881